Segmented Information	12 Months Ended
Dec. 31, 2025
Segmented Information
Segmented Information

13.Segmented Information

The Company’s reportable operating segments, which are components of the Company’s business where separate financial information is available and which are evaluated on a regular basis by the Company’s CEO, who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below. The Company’s operating segments are considered to be its individual royalties, streams and the Greenstone gold interest and the segment measure of profit or loss is Income (loss) before taxes. The Company’s head office and general corporate administration (including finance expenses and derivative fair value changes) are included within ‘Corporate’ to reconcile the reportable segments to the financial statements.

For the year ended December 31, 2025:

					Change in	Income	Cash flow
					fair value of	(loss)	from
		Royalty	Cost of		Greenstone	before	operating
	Sales[3]	revenue[3]	sales [2]	Depletion	gold interest	taxes	activities[4]
Segment, Location (In $000s)	$	$	$	$	$	$	$
Blackwater, Canada	—	1,209	—	(321)	—	888	1,209
Cuiú Cuiú, Brazil	—	250	—	—	—	250	250
Greenstone, Canada	14,425	—	(14,475)	—	32,922	32,872	11,530
Kiaka, Burkina Faso	—	8,101	—	(1,592)	—	6,509	8,101
Kolpa, Peru	3,860	—	(388)	(2,227)	—	1,245	3,473
Mercedes, Mexico	—	2,090	—	(910)	—	1,180	2,090
Rosh Pinah, Namibia	2,416	—	(243)	(651)	—	1,522	2,172
Santa Rita, Brazil	—	2,410	—	(476)	—	1,934	2,410
Total segments	20,701	14,060	(15,106)	(6,177)	32,922	46,400	31,235

Operating expenses [1]	—	—	—	—	—	(7,640)	(5,966)
Foreign exchange loss	—	—	—	—	—	(548)	(25)
Finance and interest expense net of interest income	—	—	—	—	—	(11,895)	—
Change in fair value of derivative liability	—	—	—	—	—	3,285	—
Income tax paid	—	—	—	—	—	—	(559)
Movement in working capital	—	—	—	—	—	—	(7,740)
Total Corporate	—	—	—	—	—	(16,798)	(14,290)
Segments & Corporate total	20,701	14,060	(15,106)	(6,177)	32,922	29,602	16,945
1.	Includes all operating expenses from the Statement of Income (Loss) and Comprehensive Income (Loss) with the exception of impairment charges and the change in value of the Greenstone gold interest (and excludes share-based compensation and impairment charges from cash flow from operating activities).
2.	Cost of sales include cost of sales for the Greenstone gold interest consisting of a $2.9 million cash payment to Equinox for gold delivered (at a cost per oz of gold equal to 20% of the prevailing market price) and a $11.6 million non-cash partial settlement of the Greenstone gold interest due to the gold delivered in the year.
3.	Royalty revenue from the Blackwater, Kiaka, Mercedes and Santa Rita royalties are each considered to be from a single customer. The gold, silver and copper received from the Greenstone gold interest, Rosh Pinah stream and Kolpa stream were each sold to one customer.
4.	Segment cash flows from operating activities are based on current year royalty revenues and adjusted for timing of cash receipts through movement in working capital adjustments.

For the year ended December 31, 2024:

					Change in fair		Income	Cash flow
					value of		(loss)	from
		Royalty	Cost of		Greenstone		before	operating
	Sales[3]	revenue[3]	sales [2]	Depletion	gold interest	Impairment	taxes	activities[4]
Segment, Location (In $000s)	$	$	$	$	$	$	$	$
Greenstone, Canada	9,988	—	(9,989)	—	14,060	—	14,059	7,990
Mercedes, Mexico	—	2,037	—	(843)	—	(8,350)	(7,156)	2,036
Total segments	9,988	2,037	(9,989)	(843)	14,060	(8,350)	6,903	10,026

Operating expenses [1]	—	—	—	—	—	—	(5,526)	(2,961)
Foreign exchange loss	—	—	—	—	—	—	780	(16)
Finance and interest expense net of interest income	—	—	—	—	—	—	(3,431)	—
Change in fair value of derivative liability	—	—	—	—	—	—	400	—
Income tax paid	—	—	—	—	—	—	—	(509)
Movement in working capital	—	—	—	—	—	—	—	857
Total Corporate	—	—	—	—	—	—	(7,777)	(2,629)
Segments & Corporate total	9,988	2,037	(9,989)	(843)	14,060	(8,350)	(874)	7,397
1.	Includes all operating expenses from the Statement of Income (Loss) and Comprehensive Income (Loss) with the exception of the change in value of the Greenstone gold interest (and excludes share-based compensation from cash flow from operating activities).
2.	Cost of sales include cost of sales for the Greenstone gold interest consisting of a $2.0 million cash payment to Equinox for gold delivered (at a cost per oz of gold equal to 20% of the prevailing market price) and a $8.0 million non-cash partial settlement of the Greenstone gold interest due to the gold delivered in the year.
3.	Royalty revenue from the Mercedes royalty is considered to be from one customer. The gold received from the Greenstone gold interest was sold to one customer.
4.	Segment cash flows from operating activities are based on current year royalty revenues and adjusted for timing of cash receipts through movement in working capital adjustments.

Total Non-Current Assets by Segment

	December 31, 2025	Dec. 31, 2024
In $000s	$	$
Prepaid gold interest
Greenstone gold interest	72,844	54,658

Royalty, Stream & Other Assets
Rosh Pinah, Namibia	84,752	—
Kiaka, Burkina Faso	57,138	58,730
Santa Rita, Brazil	38,488	—
Kolpa, Peru	32,863	—
El Pilar, Mexico	17,490	17,490
Vittangi, Sweden	15,000	15,000
Hackett River, Nunavut	14,716	14,716
Toega, Burkina Faso	11,205	11,205
Mocoa, Colombia	10,000	10,000
Prairie Creek, Canada	7,514	7,514
Blackwater, Canada	7,217	7,538
Mercedes, Mexico	5,321	6,231
Mason, Nevada	4,876	4,876
Converse, Nevada	4,391	4,391
Pilar, Brazil	3,350	3,350
Cuiú Cuiú, Brazil	2,070	2,070
Primavera, Nicaragua	1,391	1,391
Other	904	904
Total Royalty, stream & other interests	318,686	165,406
Total	391,530	220,064

Total Non-Current Assets by Geographic Region

	December 31, 2025	Dec. 31, 2024
In $000s	$	$
North America	134,369	117,414
Africa	153,095	69,935
Central and South America	88,162	16,811
Europe	15,000	15,000
Other	904	904
Total	391,530	220,064